UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6425

        Nuveen California Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            08/31

Date of reporting period:         11/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Quality Income Municipal Fund, Inc. (NUC)
	November 30, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 6.3% (4.0% of Total Investments)
$ 5,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	$ 4,943,450
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
1,220	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	1,132,184
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,620	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	4,489,300
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
8,330	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/12 at 100.00	Baa3	8,324,419
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
3,370	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/22 at 100.00	BBB	2,179,446
	Asset-Backed Bonds, Series 2007A-2, 0.000%, 6/01/37

22,540	Total Consumer Staples			21,068,799

	Education and Civic Organizations – 6.0% (3.8% of Total Investments)
280	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	280,342
	2005A, 5.000%, 10/01/35
2,785	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	Aaa	2,933,078
	2000, 5.750%, 11/01/30 – MBIA Insured
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
195	5.000%, 11/01/21	11/15 at 100.00	A2	201,887
260	5.000%, 11/01/25	11/15 at 100.00	A2	264,152
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	3/08 at 100.00	AAA	4,020,240
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
6,400	California State University, Systemwide Revenue Bonds, Series 2002A, 5.000%, 11/01/20 –	11/12 at 100.00	AAA	6,748,800
	AMBAC Insured
435	California Statewide Community Development Authority, Auxiliary Organization Revenue	4/08 at 100.00	AAA	437,897
	Certificates of Participation, University Corporation – California State University –
	Northridge, Series 1996, 6.000%, 4/01/26 – AMBAC Insured
1,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa3	930,960
	5.000%, 9/01/34
4,500	University of California System, General Revenue Bonds, Series 2006J, 4.500%, 5/15/35 –	5/15 at 101.00	AAA	4,412,925
	FSA Insured

19,855	Total Education and Civic Organizations			20,230,281

	Health Care – 12.8% (8.2% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A+	1,828,295
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
640	5.000%, 4/01/37	4/16 at 100.00	A+	636,544
3,640	5.250%, 3/01/45	3/16 at 100.00	A+	3,663,915
14,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	14,842,456
	5.250%, 11/15/46 (UB)
1,225	California State Public Works Board, Revenue Bonds, University of California – Davis Medical	11/14 at 100.00	AAA	1,277,675
	Center, Series 2004II-A, 5.000%, 11/01/23 – MBIA Insured
3,500	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center	12/17 at 100.00	Baa1	3,446,100
	Project, Series 2007, 5.375%, 12/01/37 (WI/DD, Settling 12/13/07)
820	California Statewide Community Development Authority, Certificates of Participation,	No Opt. Call	A2	872,029
	Cedars-Sinai Medical Center, Series 1992, 6.500%, 8/01/12
1,500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB+	1,477,500
	Health System, Series 2005A, 5.250%, 7/01/30
9,030	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	8,828,812
	Series 2006, 5.000%, 3/01/41
3,015	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,063,029
	Series 2001C, 5.250%, 8/01/31
3,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A+	3,056,430
	Series 2002E, 4.700%, 11/01/36 (Mandatory put 6/01/09)

42,670	Total Health Care			42,992,785

	Housing/Multifamily – 4.6% (3.0% of Total Investments)
1,000	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine	7/08 at 101.00	N/R	1,015,720
	Apartment Communities Development, Series 1998A, 5.100%, 5/15/25 (Mandatory put 5/17/10)
3,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A–	3,072,300
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	1,010,910
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
2,285	Irvine, California, Mobile Home Park Revenue Bonds, Meadows Mobile Home Park, Series 1998A,	3/08 at 102.00	N/R	2,313,860
	5.700%, 3/01/18
2,310	Oceanside, California, Mobile Home Park Revenue Bonds, Laguna Vista Mobile Estates Acquisition	3/08 at 102.00	N/R	2,324,022
	Project, Series 1998, 5.800%, 3/01/28
3,040	Riverside County, California, Mobile Home Park Revenue Bonds, Bravo Mobile Home Park Project,	3/09 at 102.00	N/R	3,050,093
	Series 1999A, 5.900%, 3/20/29
1,640	Stanton, California, Multifamily Housing Revenue Bonds, Continental Gardens Apartments, Series	2/08 at 101.50	AAA	1,674,588
	1997, 5.625%, 8/01/29 (Mandatory put 8/01/09) (Alternative Minimum Tax)
	Yolo County Housing Authority, California, Revenue Refunding Bonds, Russell Park Apartments,
	Series 1992A:
205	6.900%, 11/01/08	5/08 at 100.00	Aa2	205,443
1,030	7.000%, 11/01/14	5/08 at 100.00	Aa2	1,062,497

15,510	Total Housing/Multifamily			15,729,433

	Housing/Single Family – 0.2% (0.1% of Total Investments)
820	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	AAA	880,385
	8/01/30 – FGIC Insured (Alternative Minimum Tax)

	Industrials – 0.5% (0.4% of Total Investments)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,922,660
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

	Tax Obligation/General – 17.4% (11.2% of Total Investments)
1,900	Azusa Unified School District, Los Angeles County, California, General Obligation Bonds,	7/12 at 100.00	AAA	2,040,923
	Series 2002, 5.375%, 7/01/20 – FSA Insured
35	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/32	4/12 at 100.00	A+	36,881
80	California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25	6/10 at 100.00	A+	83,257
	California, General Obligation Bonds, Series 2003:
3,750	5.250%, 11/01/19 – RAAI Insured	11/13 at 100.00	AA	4,023,375
500	5.250%, 2/01/33	2/13 at 100.00	A+	519,545
6,300	California, General Obligation Bonds, Series 2004, 5.200%, 4/01/26	4/14 at 100.00	A+	6,635,097
6,085	California, General Obligation Veterans Welfare Bonds, Series 1997BJ, 5.700%, 12/01/32	12/07 at 101.00	AA–	6,131,915
	(Alternative Minimum Tax)
1,370	Fremont-Newark Community College District, Alameda County, California, General Obligation	8/11 at 101.00	AAA	1,466,544
	Bonds, Series 2002A, 5.375%, 8/01/20 – MBIA Insured
3,610	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AAA	3,784,435
	5.000%, 6/01/29 – FSA Insured
5,255	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation	8/11 at 100.00	AAA	5,463,729
	Bonds, Election of 1999, Series 2001, 5.125%, 8/01/26 – FSA Insured
2,645	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	AAA	2,753,789
	5.000%, 5/01/30 – FGIC Insured
1,170	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F,	7/13 at 100.00	AAA	1,260,160
	5.000%, 7/01/17 – FSA Insured
565	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AAA	590,758
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aaa	1,569,765
	Bonds, Series 2005, 5.000%, 7/01/27 – MBIA Insured
6,760	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	AAA	7,441,746
	Series 2003E, 5.250%, 7/01/21 – FSA Insured
515	San Joaquin Delta Community College District, California, General Obligation Bonds, Series	8/15 at 100.00	AAA	537,799
	2005A, 5.000%, 8/01/29 – FSA Insured
1,500	San Jose Unified School District, Santa Clara County, California, General Obligation Bonds,	8/15 at 100.00	AAA	1,576,395
	Series 2005B, 5.000%, 8/01/25 – FGIC Insured
6,865	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	AAA	7,199,463
	Bonds, Series 2003, 5.000%, 8/01/23 – FSA Insured
1,390	South Pasadena Unified School District, Los Angeles County, California, General Obligation	8/13 at 100.00	AAA	1,459,305
	Bonds, Series 2003A, 5.000%, 8/01/22 – FGIC Insured
3,925	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	4,101,704
	Bonds, Series 2003B, 5.000%, 8/01/23 – FSA Insured

55,720	Total Tax Obligation/General			58,676,585

	Tax Obligation/Limited – 32.0% (20.5% of Total Investments)
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	AAA	1,698,593
	10/01/36 – AMBAC Insured
1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment	12/12 at 100.00	AAA	1,262,328
	Project, Series 2002, 5.125%, 12/01/22 – AMBAC Insured
3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	AAA	3,326,314
	Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured
2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	3/12 at 100.00	AAA	2,131,439
	Series 2002C, 5.250%, 3/01/21 – AMBAC Insured
5,115	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A	5,591,820
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
2,715	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA+	2,948,463
690	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	AAA	717,593
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
3,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	Aaa	3,093,090
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds, Merged
	Area Development Projects 2 and 3, Series 1998A:
1,000	5.650%, 8/01/18	8/08 at 102.00	N/R	1,020,110
2,765	5.700%, 8/01/28	8/08 at 102.00	N/R	2,766,161
1,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AAA	1,285,088
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
3,065	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	AAA	3,298,982
	Community Facilities District 98-1, Series 2003, 5.500%, 9/01/33 – MBIA Insured
1,930	Fresno, California, Certificates of Participation, Street Improvement Project, Series 1991,	12/07 at 100.00	A+	1,956,518
	6.625%, 12/01/11
9,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/15 at 100.00	AAA	9,567,925
	Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
335	5.000%, 9/01/26	9/16 at 100.00	N/R	322,159
775	5.125%, 9/01/36	9/16 at 100.00	N/R	728,415
3,245	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	3,312,691
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,350	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	3/13 at 100.00	BBB–	1,356,993
	Bunker Hill Redevelopment Project, Series 2004L, 5.100%, 3/01/19
4,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	5,223,741
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/16 – FSA Insured
6,230	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	AAA	6,495,398
	Headquarters, Series 2006A, 5.000%, 1/01/25 – FGIC Insured
15,300	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	20,506,896
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
1,170	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	AAA	1,221,761
	Construction Project, Series 2006, 5.000%, 9/01/24 – MBIA Insured
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – MBIA Insured	9/13 at 100.00	AAA	1,618,680
1,500	5.000%, 9/01/20 – MBIA Insured	9/13 at 100.00	AAA	1,586,985
600	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	616,050
	2005A, 5.000%, 9/01/35 – XLCA Insured
4,320	Richmond Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2003A,	9/13 at 100.00	AAA	4,543,776
	5.250%, 9/01/22 – MBIA Insured
2,000	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	AAA	2,062,540
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured
745	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	766,225
	8/01/25 – AMBAC Insured
8,625	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, 300	12/16 at 100.00	AAA	8,912,299
	Richards Boulevard, Series 2006C, 5.000%, 12/01/36 – AMBAC Insured
2,500	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	2,607,850
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	9/13 at 100.00	AAA	2,920,383
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured
2,090	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	AAA	2,175,565
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured

98,890	Total Tax Obligation/Limited			107,642,831

	Transportation – 13.7% (8.8% of Total Investments)
3,950	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	4,140,351
	2006, 5.000%, 4/01/31
11,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	10,510,830
	Bonds, Series 1999, 0.000%, 1/15/29
2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	AAA	2,115,180
	Project, Series 2003A, 5.000%, 8/15/20 – AMBAC Insured
2,685	Sacramento County, California, Airport System Revenue Bonds, Series 2002A, 5.250%, 7/01/21 –	7/12 at 100.00	AAA	2,835,790
	FSA Insured
20,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	20,907,400
	Airport, Second Series 2000, Issue 25, 5.750%, 5/01/30 – FSA Insured (Alternative Minimum Tax)
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco
	International Airport, Second Series 2002, Issue 28A:
1,480	5.250%, 5/01/17 – MBIA Insured (Alternative Minimum Tax)	5/12 at 100.00	AAA	1,542,456
3,865	5.250%, 5/01/19 – MBIA Insured (Alternative Minimum Tax)	5/12 at 100.00	AAA	4,003,367

44,980	Total Transportation			46,055,374

	U.S. Guaranteed – 48.3% (30.9% of Total Investments) (4)
7,325	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	N/R (4)	7,860,384
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded 6/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
2,500	5.375%, 5/01/17 (Pre-refunded 5/01/12) – XLCA Insured	5/12 at 101.00	AAA	2,739,225
9,000	5.125%, 5/01/18 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	9,769,230
6,190	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	Aaa	6,629,119
	2000, 5.750%, 11/01/30 (Pre-refunded 11/01/10) – MBIA Insured
	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,
	Series 1999A:
10,400	6.125%, 12/01/30 (Pre-refunded 12/01/09)	12/09 at 101.00	N/R (4)	11,065,392
7,700	6.250%, 12/01/34 (Pre-refunded 12/01/09)	12/09 at 101.00	N/R (4)	8,211,203
8,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	1/08 at 100.00	Aaa	9,517,840
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
1,965	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/32 (Pre-refunded 4/01/12)	4/12 at 100.00	A1 (4)	2,123,084
1,515	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	Aaa	1,680,135
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 (Pre-refunded 10/01/13) – FSA Insured
	California, General Obligation Bonds, Series 2000:
1,105	5.500%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 100.00	Aaa	1,166,073
315	5.500%, 6/01/25 (Pre-refunded 6/01/10)	6/10 at 100.00	Aaa	332,410
2,500	California, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	A+ (4)	2,743,175
4,440	Coast Community College District, Orange County, California, General Obligation Refunding	8/13 at 100.00	AAA	4,806,877
	Bonds, Series 2003A, 5.000%, 8/01/22 (Pre-refunded 8/01/13) – MBIA Insured
1,615	Compton Unified School District, Los Angeles County, California, General Obligation Bonds,	9/13 at 100.00	AAA	1,786,077
	Series 2003A, 5.375%, 9/01/19 (Pre-refunded 9/01/13) – MBIA Insured
12,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	17,274,585
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
5,000	5.625%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	5,537,400
2,500	5.625%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,768,700
8,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/10 at 101.00	AAA	8,480,480
	Senior Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/25 (Pre-refunded 7/01/10) –
	FGIC Insured
2,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	AAA	2,107,840
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
3,005	Monterey County, California, Certificates of Participation, Master Plan Financing, Series	8/11 at 100.00	Aaa	3,190,198
	2001, 5.000%, 8/01/20 (Pre-refunded 8/01/11) – MBIA Insured
2,375	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AAA	2,640,335
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – FSA Insured
5,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	5,295,400
	5.500%, 10/01/32
13,525	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	15,677,233
	Mortgage Revenue Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative Minimum Tax) (ETM)
3,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	AAA	3,245,700
	International Airport, Second Series 2002, Issue 28B, 5.250%, 5/01/22 (Pre-refunded 5/01/12) –
	MBIA Insured
1,615	University of California, Certificates of Participation, San Diego and Sacramento Campus	1/10 at 101.00	Aa1 (4)	1,696,864
	Projects, Series 2002A, 5.250%, 1/01/21 (Pre-refunded 1/01/10)
	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2002O:
5,265	5.000%, 9/01/18 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AAA	5,562,946
10,255	5.000%, 9/01/19 (Pre-refunded 9/01/10) – FGIC Insured	9/10 at 101.00	AAA	10,835,330
	University of California, Revenue Bonds, Research Facilities, Series 2001E:
2,305	5.000%, 9/01/23 (Pre-refunded 9/01/09) – AMBAC Insured	9/09 at 101.00	AAA	2,394,665
5,150	5.000%, 9/01/24 (Pre-refunded 9/01/09) – AMBAC Insured	9/09 at 101.00	AAA	5,350,335

146,370	Total U.S. Guaranteed			162,488,235

	Utilities – 7.3% (4.7% of Total Investments)
3,695	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A+	3,475,295
	2007A, 5.000%, 11/15/35
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	523,255
	2005A-1, 5.000%, 7/01/31 – FSA Insured
1,235	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,283,733
	9/01/31 – XLCA Insured
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	5,110,350
	Project, Series 2003, 5.700%, 9/01/36
1,200	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2004T,	No Opt. Call	AAA	1,289,772
	5.250%, 5/15/23 – FGIC Insured
2,410	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	2,552,817
	2002Q, 5.250%, 8/15/21 – FSA Insured
4,000	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AAA	4,221,880
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured
5,500	Southern California Public Power Authority, Revenue Bonds, Multiple Projects, Series 1989,	No Opt. Call	AA–	6,096,310
	6.750%, 7/01/11

23,540	Total Utilities			24,553,412

	Water and Sewer – 6.9% (4.4% of Total Investments)
5,525	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AAA	5,951,475
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – FSA Insured
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
1,000	5.250%, 12/01/20 – MBIA Insured	12/13 at 100.00	AAA	1,079,120
1,440	5.250%, 12/01/21 – MBIA Insured	12/13 at 100.00	AAA	1,553,933
1,205	5.250%, 12/01/22 – MBIA Insured	12/13 at 100.00	AAA	1,289,314
850	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	884,918
	5.000%, 4/01/36 – MBIA Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	AAA	1,306,675
	AMBAC Insured
500	Norco, California, Certificates of Participation Refunding, Water and Sewerage System	10/08 at 102.00	AAA	514,350
	Improvement Project, Series 1998, 5.125%, 10/01/28 – AMBAC Insured
1,380	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AAA	1,444,681
	2006, 5.000%, 12/01/36 – FGIC Insured
5,375	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/12 at 100.00	AAA	5,672,883
	Series 2002A, 5.000%, 11/01/19 – MBIA Insured
	Turlock Public Finance Authority, California, Sewerage Revenue Bonds, Series 2003A:
1,565	5.000%, 9/15/19 – FGIC Insured	9/13 at 100.00	AAA	1,656,301
1,650	5.000%, 9/15/20 – FGIC Insured	9/13 at 100.00	AAA	1,746,260

21,740	Total Water and Sewer			23,099,910

$ 494,635	Total Investments (cost $498,177,612) – 156.0%			525,340,690

	Floating Rate Obligations – (2.9)%			(9,698,000)

	Other Assets Less Liabilities – 1.8%			6,106,227

	Preferred Shares, at Liquidation Value – (54.9)%			(185,000,000)

	Net Assets Applicable to Common Shares – 100%			$ 336,748,917

Forward Swaps outstanding at November 30, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Citigroup	$13,500,000	Pay	3-Month USD-LIBOR	5.808%	Semi-Annually	7/01/08	7/01/33	$1,685,911
JPMorgan	20,000,000	Pay	SIFM	4.376	Quarterly	8/06/08	8/06/37	1,842,724

								$3,528,635

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflects the AAA ratings on certain bonds insured by AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of
November 30, 2007. Subsequent to the November 30, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for ACA to CCC, and one or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’
ratings are reduced below AAA (or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund. At November 30, 2007, the cost of investments was $488,562,388.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2007, were as follows:

Gross unrealized:
Appreciation	$28,580,600
Depreciation	(1,500,227)

Net unrealized appreciation (depreciation) of investments	$27,080,373

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         January 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        January 29, 2008

* Print the name and title of each signing officer under his or her signature.